Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated income statement, statement of comprehensive income, statement of changes in equity and balance sheet, respectively.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements required to be made by management include, but not limited to, the useful lives of property and equipment, impairment of long-lived assets, valuation of share options, share-based compensation, allowance for deferred tax assets and uncertain tax position. Actual results could differ from these estimates.

Risks and Uncertainties

The Company operates in an industry that is subject to intense competition, government regulations and rapid technological changes. Operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory, and other risks, including the potential risk of business failure.

Segment

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The CODM is comprised of certain members of the Company’s management team. The Company has one operating segment. The Company’s CODM manages the Company’s operations on a consolidated basis for the purpose of allocating resources. All of the Company’s long-lived assets are held in Hong Kong.

Foreign currency translation and transaction

The reporting currency of the Company is the United States dollar (“$”). The Company conducts its businesses in Hong Kong in the local currency, Hong Kong Dollar (“HK$”), as its functional currency. The consolidated balance sheet accounts, statement of operations accounts and equity accounts are all translated at the exchange rate as quoted by the Hong Kong Monetary Authority (“HKMA”). The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to $ is not significant as HK$ is pegged to $.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange existing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing at the transaction date. Transaction gains and losses are recognized in “other income, net”. Assets and liabilities denominated in foreign currencies are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ deficit and comprehensive loss.

Cash

Cash represents demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash. All of the cash balances as at June 30, 2023 and 2022, were maintained at financial institutions in Hong Kong, and were insured by the Hong Kong Deposit Protection Board up to a limit of HK $500,000 (approximately $64,000) per depositor per scheme member in an event of bank failure.

Short term investment

Short term investment represents certificates of bank deposits or time deposits that have a maturity, at the date of purchase, of less than one year.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful Life
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives
Office furniture, equipment and others	3 – 5 years
Motor vehicles	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Prepayment

Prepayments primarily consist of prepayments of corporate apartments’ rental. Prepayments are classified as current based on the terms of the respective agreements. This prepayment is unsecured and is reviewed periodically to determine whether their carrying value has become impaired.

Long-term deposits

Long-term deposits present the deposits paid to the landlords as required on the signing of the various lease agreements and thereafter, to be held by the landlords as security for the performance of the Company’s obligations under the lease agreements. The deposits are classified as either current or non-current based on the terms of the respective agreements. The deposit is unsecured and is reviewed periodically to determine whether its carrying value has become impaired.

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the year ended June 30, 2023, 2022 and 2021, no impairment loss on long-lived assets was recognized.

Fair value measurement

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, short-term investment, prepayment, accrued expenses, other payables – related parties and shareholder’s loans approximates their recorded values due to their short-term maturities. The fair value of the long-term deposits approximates their carrying amounts because the deposit was paid in cash.

Selling and Marketing Expenses

Sales and marketing expenses were mainly for marketing initiatives and sponsorship with Non-Governmental Organizations (“NGOs”) and institutions that serves families with ADHD and ASD children, who voluntary sign up as qualified patients to be enrolled in our efficacy trial in the future. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended June 30, 2023, 2022 and 2021, the advertising expenses were approximately $0.3 million, nil and nil, respectively.

Research and development Expenses

Research and development costs are charged to operations as incurred. The Company accounts for nonrefundable advance payments for goods and services that will be used in future research and development activities as expenses when the goods have been received or when the service has been performed rather than when the payment is made. Research and development expenses consist of costs incurred by the Company for the discovery and development of the Company’s product candidates. Research and development costs include, but not limited to, payroll and personnel expenses including share-based compensation, research studies supplies, fees for research studies services, consulting costs, and allocated overhead, including rent, equipment, and utilities.

Employee benefit plan

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. For the years ended June 30, 2023, 2022 and 2021, the contribution made was approximately $25,320, $29,677 and $14,512, respectively.

Leases

The Company adopted the new lease accounting standard – ASC 842 on July 1,2021. The Company determines if an arrangement is or contains a lease at inception. Operating leases with lease terms of more than 12 months are included in operating lease assets, accrued and other current liabilities, and long-term operating lease liabilities on its consolidated balance sheet. Operating lease assets represent its right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments over the lease term. Operating lease assets and liabilities are recognized based on the present value of the remaining lease payments discounted using its incremental borrowing rate. Lease expense is recognized on a straight-line basis over the lease term.

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Government grants

Government grants include financial incentives in the form of cash subsidies that involve no conditions or continuing performance obligations of the Company. Government grants are recognized as other non-operating income upon receipt.

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Stock Compensation (“ASC 718”). The Company determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Company’s share-based awards were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards granted with graded over the requisite service period, which is the vesting period. The Company accounts for forfeitures as they occur in accordance with ASU No. 2016-09, Compensation — Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the share options granted to employees. The Black Scholes Model and/or the Binomial Model was applied in determining the estimated fair value of the options granted to employees and non-employees.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2023, 2022 and 2021.

(Loss) earnings per share

The Company computes (loss) earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended June 30, 2023, 2022 and 2021, there were no dilutive shares.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure.

The Company places its cash in good credit quality financial institutions in Hong Kong. The Company deposits its cash in financial institutions that it believes have high credit quality and have not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Recently issued accounting pronouncements

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was effective from January 1, 2020. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company recognizes an allowance based on the estimate of expected credit loss. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Finance–l Instruments – Credit Losses, which clarified that receivables from operating leases are not within the scope of Topic 326 and instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842. On May 15, 2019, the FASB issued ASU 2019-05, 9 which provides transition relief for entities adopting the Board’s credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, upon adoption of ASU 2016-13, the fair value option for financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of the credit losses guidance in ASC 326-20, (3) are eligible for the fair value option under ASC 825-10, and (4) are not held-to-maturity debt securities. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods therein. An entity may early adopt the ASU in any interim period after its issuance if the entity has adopted ASU 2016-13. For all other entities, the effective date will be the same as the effective date of ASU 2016-13, fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The guidance will be effective for the Company beginning July 1, 2023, and interim periods therein.  The Company has not yet adopted this pronouncement and is currently assessing the impact of adopting this standard on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification. That reduce the likelihood that the disclosure requirement would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. ASU 2020-10 is effective for the Company for annual and interim reporting periods beginning January 1, 2022. Early application of the amendments is permitted for any annual or interim period for which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income and statements of cash flows.